MASSMUTUAL SELECT FUNDS

Supplement dated October 5, 2016 to the

Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective immediately, the information related to Robert A. Taylor for the Select Overseas Fund under the heading Portfolio Managers in the section titled Management on page 102, is hereby removed.

Effective immediately, the information found on pages 124-125 for Harris Associates L.P. (“Harris”) related to Robert A. Taylor for the Select Overseas Fund under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds, is hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-16-06

MASSMUTUAL SELECT FUNDS

MassMutual Select Overseas Fund

Supplement dated October 5, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective immediately, the information related to Robert A. Taylor for the Select Overseas Fund under the heading Portfolio Managers in the section titled Management, is hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SO 16-04